Fair Value Measurements (Details) - Schedule of Provides Quantitative Information Regarding Level 3 Fair Value Measurements Inputs - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 20, 2022	Dec. 08, 2022
Schedule Of Provides Quantitative Information Regarding Level3 Fair Value Measurements Inputs Abstract
Expected redemption price (in Dollars per share)	$ 11.5
Stock price (in Dollars per share)	$ 10.48		$ 0.1	$ 0.06
Volatility	80.00%
Term (years)	5 years 3 months 14 days
Risk-free rate	4.02%
Discount percentage	0.70%